Other Current and Non-Current Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of financial liabilities [abstract]
Schedule of Breakdown for Other Non-Current Financial Liabilities
The following table provides a breakdown for other non-current financial liabilities.

(€ thousands)	At June 30, 2024	At December 31, 2023
Written put options on non-controlling interests	141,239	136,466
of which Thom Browne option	124,139	116,456
of which Dondi option	17,100	20,010
Other	—	90
Other non-current financial liabilities	141,239	136,556
Written put options on non-controlling interests	—	22,102
of which Thom Browne option	—	22,102
Other current financial liabilities	—	22,102
Total	141,239	158,658